Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of Loan Receivable
	June 30, 2019	December 31, 2018
	(Unaudited)
Loan receivable	$2,184,030	$2,180,655
	$2,184,030	$2,180,655